Note 4 - Segment and Revenue Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Professional fees expense	$ 206,482	$ 170,621	$ 128,892
Associated and other related parties [member]
Statement Line Items [Line Items]
Professional fees expense	$ 18,632	$ 18,319	$ 3,216